Statements of Net Assets Available for Benefits - Minerals Technologies Inc. Savings and Investment Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value (Note 3):
Investments, at fair value	$ 326,467	$ 304,747
In securities of unaffiliated issuers:
Fully benefit–responsive investment contracts, at contract value	48,685	51,336
Notes receivable from participants	5,086	4,656
Net assets available for benefits	380,238	360,739
Cash Equivalents [Member]
Investments, at fair value (Note 3):
Investments, at fair value	1,925	1,676
Securities of Participating Employer [Member]
Investments, at fair value (Note 3):
Investments, at fair value	37,028	43,830
Common Stock [Member]
Investments, at fair value (Note 3):
Investments, at fair value	5,986	6,252
Common Collective Funds [Member]
Investments, at fair value (Note 3):
Investments, at fair value	85,187	74,508
Mutual Funds [Member]
Investments, at fair value (Note 3):
Investments, at fair value	$ 196,341	$ 178,481